Pay vs Performance Disclosure	3 Months Ended	12 Months Ended
	Jan. 31, 2023 USD ($) $ / shares	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for CEO(1)(2) ($)	Compensation Actually Paid to CEO(3) ($)	Average Summary Compensation Table Total for non-CEO NEOs(4) ($)	Average Summary Actually Paid to non-CEO NEOs(5) ($)	Total Shareholder Return(6)	Peer Group Total Shareholder Return(7)	Net Loss ($ millions)(8)	Stock Price(9) ($)
2023	13,522,362	(183,133,426)	8,746,750	(11,381,739)	35.51	92.83	(378.7)	15.09
2022	95,395,534	352,126,254	9,324,321	17,064,767	105.29	110.11	(271.1)	44.75

Company Selected Measure Name		stock price
Named Executive Officers, Footnote [Text Block]		Mr. Weingarten our CEO, has served as our principal executive officer for the entirety of fiscal 2022 and 2023. Our non-CEO NEOs for fiscal 2023 were Messrs. Bernhardt, Conder, Smith, Srivatsan, and Warner; and for fiscal 2022, Messrs. Smith and Conder.
Peer Group Issuers, Footnote [Text Block]		The peer group used for the purpose of this disclosure in each covered year is the S&P 500 Information Technology Index which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report. This column assumes $100.0 was invested in this peer group on June 30, 2021 (same period as used for footnote 6 above).
PEO Total Compensation Amount	$ 13,522,362		$ 95,395,534
PEO Actually Paid Compensation Amount	(183,133,426)		352,126,254
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts for each fiscal year do not reflect the actual amount of compensation earned by or paid to Mr. Weingarten during the applicable year. Instead, the amounts reported in this column for each fiscal year were calculated by making the following adjustments to amounts reported for Mr. Weingarten in the “Summary Compensation Table” in the “Total” column, in accordance with Item 402(v) of Regulation S-K:
a.Fiscal 2023
i.We deducted $12.0 million reported in the Summary Compensation Table, reflecting the grant date fair value of awards.
ii.We added $4.3 million reflecting the fair value of awards granted in the fiscal year that were outstanding and unvested as of the end of the fiscal year.
iii.We deducted $151.4 million representing the change in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the fiscal year.
iv.We deducted $1.2 million representing the change in fair value of awards that were granted and vested in the same fiscal year.
v.We deducted $36.3 million representing the change in fair value for awards granted in prior years that vested in the fiscal year.
b.Fiscal 2022
i.We deducted $94.4 million reported in the Summary Compensation Table, reflecting the grant date fair value of awards.
ii.We added $229.6 million reflecting the fair value of awards granted in the fiscal year that were outstanding and unvested as of the end of the fiscal year.
iii.We added $72.4 million representing the change in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the fiscal year.
iv.We added $20.1 million representing the change in fair value of awards that were granted and vested in the same fiscal year.
v.We added $28.9 million representing the change in fair value for awards granted in prior years that vested in the fiscal year.
No awards failed to meet vesting conditions during either fiscal 2022 or 2023, no dividends or earnings were paid during such fiscal years, and there were no changes in pension values during such fiscal years (as we do not sponsor any pensions).

Non-PEO NEO Average Total Compensation Amount	8,746,750		9,324,321
Non-PEO NEO Average Compensation Actually Paid Amount	(11,381,739)		17,064,767
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts for each fiscal year do not reflect the actual average of reported amounts of compensation earned by or paid to the Non-CEO NEOs during the applicable year. In accordance with Item 402(v) of Regulation S-K, the amounts reported in this column for each fiscal year were calculated by making the following adjustments to average total compensation for the Non-CEO NEOs, using the same methodology described above in footnote 2:
a.Fiscal 2023
i.We deducted $7.9 million reported in the Summary Compensation Table, reflecting the grant date fair value of awards.
ii.We added $3.4 million reflecting the fair value of awards granted in the fiscal year that were outstanding and unvested as of the end of the fiscal year.
iii.We deducted $11.1 million representing the change in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year.
iv.We deducted $0.3 million representing the change in fair value of awards that were granted and vested in the same year.
v.We deducted $4.1 million representing the change in fair value for awards granted in prior years that vested in the fiscal year.
b.Fiscal 2022
i.We deducted $8.9 million reported in the Summary Compensation Table, reflecting the grant date fair value of awards.
ii.We added $16.6 million reflecting the fair value of awards granted in the fiscal year that were outstanding and unvested as of the end of the fiscal year.
iii.We added $0.1 million representing the change in fair value of awards that were granted and vested in the same year.
iv.There were no awards granted in prior years for our non-CEO NEOs.
No dividends or earnings were paid during such fiscal years, and there were no changes in pension values during such fiscal years (as we do not sponsor any pensions)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation actually paid to our CEO and the named executive officer group versus TSR
Below is a graph showing the relationship of compensation actual paid to our CEO and Non-CEO NEOs for fiscal 2022 and 2023 to total shareholder return of both our Class A common stock and the S&P 500 Information Technology Index.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation actually paid to our CEO and the named executive officer group versus Net Income
Below is a graph showing the relationship of compensation actual paid to our CEO and Non-CEO NEOs for fiscal 2022 and 2023 to our net loss.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation actually paid to our CEO and the named executive officer group versus Company Selected Measure
Below is a graph showing the relationship of compensation actual paid to our CEO and Non-CEO NEOs for fiscal 2022 and 2023 to our stock price.

Tabular List [Table Text Block]

Financial Performance Measures
Stock Price

Total Shareholder Return Amount	35.51		105.29
Peer Group Total Shareholder Return Amount	92.83		110.11
Net Income (Loss)	$ (378,700,000)		$ (271,100,000)
Company Selected Measure Amount | $ / shares	15.09		44.75
PEO Name		Mr. Weingarten
Additional 402(v) Disclosure [Text Block]		Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for our CEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our non-CEO NEOs.Represents, for each applicable year, the average of the amounts reported in the “Summary Compensation Table” in the “Total” column for the Non-CEO NEOs as a group. The Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: for fiscal 2023, Messrs. Bernhardt, Conder, Smith, Srivatsan, and Warner; and for fiscal 2022, Messrs. Smith and Conder. Mr. Warner received a lump sum severance payment of $225,000 in fiscal 2023 in connection with his resignation on November 7, 2022,Assumes an initial investment of $100.00 in our Class A common stock on June 30, 2021, the date of our initial public offering. Historic stock price performance is not necessarily indicative of future stock price performance. There were no dividends or other earnings paid in the covered fiscal years. The amounts shown reflect the net loss reported in our audited financial statements for the applicable fiscal year.The stock price reported represents the closing price of our Class A common stock as reported on NYSE on the last trading day of the applicable fiscal year. We selected stock price as our company-selected measure because in fiscal 2022, Mr. Weingarten's was granted a stock option which is earned upon the achievement of performance conditions based on Class A common stock price such as achieving market capitalization (as reported in the Wall Street Journal) of not less than $20 billion over not less than 90 consecutive trading days as more fully described under “Executive Compensation—Compensation Discussion and Analysis—Fiscal 2022 Performance Award” (“Performance Award”). The Performance Award is a significant driver of Mr. Weingarten’s compensation actually paid and is a significant element of his individual and our overall compensation program due to the significant size of the award. While, aside from the Performance Award, we do not otherwise use stock price to link compensation actually paid to our Non-CEO NEOs’ performance in making executive compensation decisions, we believe our executives’ incentives are closely aligned with those of our stockholders and our overall performance by means of the grant of time-based stock options and RSUs, the values of which are tied to our stock performance over time. For more information, see the section titled “Executive Compensation—Compensation Discussion and Analysis.”
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Stock Price
PEO [Member] | Equity Awards Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (12,000,000)	$ (94,400,000)
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,300,000	229,600,000
PEO [Member] | Equity Award Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(151,400,000)	72,400,000
PEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,200,000)	20,100,000
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(36,300,000)	28,900,000
Non-PEO NEO [Member] | Equity Awards Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(7,900,000)	(8,900,000)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,400,000	16,600,000
Non-PEO NEO [Member] | Equity Award Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(11,100,000)	0
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(300,000)	100,000
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (4,100,000)	$ 0